Taxation	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Taxation
8.	Taxation

a)	Income taxes

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. Additionally, upon payments of dividends by the Company in the Cayman Islands to their shareholders, no Cayman Islands withholding tax will be imposed.

Hong Kong

Subsidiary in Hong Kong is subject to 16.5% income tax for 2016, 2017 and 2018 on their taxable income generated from operations in Hong Kong. The payments of dividends by these company to their shareholders are not subject to any Hong Kong withholding tax.

China

Under the Enterprise Income Tax Law of the PRC, the Group’s Chinese subsidiaries and VIEs are subject to an income tax of 25%.

The following table presents a reconciliation of the differences between the statutory income tax rate and the Company's effective income tax rate for the years ended December 31, 2016, 2017 and 2018:

	For the year ended December 31,
	2016	2017	2018
	%	%	%
Statutory income tax rate of the PRC	25.0	25.0	25.0
Permanent differences	(7.7)	(11.5)	(10.4)
Change in valuation allowance	(17.3)	(13.5)	(14.6)
Effective income tax rate	-	-	-

As of December 31, 2018, certain entities of the Company had net operating tax loss carry forwards as follows:

RMB
Loss expiring in 2020	45,635
Loss expiring in 2021	28,344
Loss expiring in 2022	51,624
Loss expiring in 2023	2,150
127,753

b)	Sales tax

The Group's subsidiaries and VIEs incorporated in China are mainly subject to 6% VAT for services rendered.

c)	Deferred tax assets and liabilities

The following table presents the tax impact of significant temporary differences that give rise to the deferred tax assets and liabilities as of December 31, 2017 and 2018:

	December 31, 2017	December 31, 2018
	RMB	RMB
Deferred tax assets:
Advertising expense in excess of deduction limit	385	25,473
Accrued expense and other payables	5,946	5,303
Net operating tax loss carry forwards	42,224	31,938
Total deferred tax assets	48,555	62,714
Less: valuation allowance	(48,555)	(62,714)
Net deferred tax assets	-	-

The Group does not believe that sufficient positive evidence exists to conclude that the recoverability of deferred tax assets of certain entities of the Group is more likely than not to be realized. Consequently, the Group has provided full valuation allowances on the related deferred tax assets. The following table sets forth the movement of the aggregate valuation allowances for deferred tax assets for the periods presented:

	Balance at January 1	Addition*	Balance at December 31
	RMB	RMB	RMB
2016	(32,914)	(6,699)	(39,613)
2017	(39,613)	(8,942)	(48,555)
2018	(48,555)	(14,159)	(62,714)

* Additional valuation allowance was due to the increase of deferred tax assets recognised for advertising expenses in excess of deduction limit, accrued expense and other payables, and net operating tax loss carry forwards.

d)	Withholding income tax

The enterprise income tax (“EIT”) Law also imposes a withholding income tax of 10% on dividends distributed by a foreign-invested entity ("FIE") to its immediate holding company outside of China, if such immediate holding company is considered as a non-resident enterprise without any establishment or place within China or if the received dividends have no connection with the establishment or place of such immediate holding company within China, unless such immediate holding company's jurisdiction of incorporation has a tax treaty with China that provides for a different withholding arrangement. The Cayman Islands, where the Company incorporated, does not have such tax treaty with China. According to the arrangement between Mainland China and Hong Kong Special Administrative Region on the Avoidance of Double Taxation and Prevention of Fiscal Evasion in August 2006, dividends paid by a FIE in China to its immediate holding company in Hong Kong will be subject to withholding tax at a rate that may be lowered to 5% (if the foreign investor owns directly at least 25% of the shares of the FIE). The State Administration of Taxation ("SAT") further promulgated Circular 601 on October 27, 2009, which provides that tax treaty benefits will be denied to "conduit" or shell companies without business substance and that a beneficial ownership analysis will be used based on a "substance-over-form" principle to determine whether or not to grant the tax treaty benefits. Further, the SAT promulgated the Notice on Issues Related to the “Beneficial Owner” in Tax Treaties in February 2018, which requires the “beneficial owner” to have ownership and the right to dispose of the income or the rights and properties giving rise to the income and generally engage in substantive business activities and sets forth certain detailed factors in determining the “beneficial owner” status.

To the extent that subsidiaries and VIEs of the Group have undistributed earnings, the Company will accrue appropriate expected withholding tax associated with repatriation of such undistributed earnings. As of December 31, 2017 and 2018, the Company did not record any such withholding tax of its subsidiaries, VIEs and subsidiaries of VIEs in the PRC as they are still in accumulated deficit position.